LONG-TERM INVESTMENTS (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 1 Verge Global USD ($)	Dec. 31, 2014 1 Verge Global CNY
Summary of Investment Holdings [Line Items]
Cost method investment	$ 9,402	58,333
Ownership percentage in equity method investments			49.00%	49.00%
Equity method investment			$ 1,444	8,960